Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2014
Accrued expenses and other current liabilities [Abstract]
Accrued expenses and other current liabilities

10. Accrued expenses and other current liabilities

The following is a summary of accrued expenses and other current liabilities:

	As of December 31,
	2013	2014
	US$	US$
Accrued professional fees	2,104	1,079
Accrued telecom and bandwidth fees	887	1,654
Accrued office expenses	1,673	3,916
Payable related to expired group buying coupons	721	585
Payable to 58 home service providers	—	1,812
Deposits from sales agents and others	1,279	2,179
Government subsidy	753	456
Payable to employees related to share-based compensation plan	—	651
Others	638	739
Total	8,055	13,071